UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,503,727)	$ (403,936)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation expense and amortization of intangible assets	12,497	13,492
Amortization of right-of-use assets	168,618	132,622
Stock-based compensation and service expense	2,588,828	0
Changes in operating assets and liabilities:
Accounts receivable	221,522	923,218
Security deposit	16,880	4,495
Interest receivable	(73,972)	0
Due from related party	(2,578)	0
Other assets	292,661	134,880
Taxes payable	21,814	(41,633)
Salary payable	109,129	218,031
Accrued liabilities and other payables	182,255	250,097
Due to related parties	(2,578)	10,071
Operating lease liabilities - related party	0	(6,141)
Operating lease liabilities	(106,957)	(141,073)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(75,608)	1,094,123
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,436)	0
NET CASH USED IN INVESTING ACTIVITIES	(2,436)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from note payable	0	75,165
Proceeds from related parties' borrowings	233,811	1,652,137
Repayments for related parties' borrowings	(233,811)	(1,863,143)
Proceeds from initial public offering	0	12,300,000
Disbursements for initial public offering costs	0	(1,449,770)
NET CASH PROVIDED BY FINANCING ACTIVITIES	0	10,714,389
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(955,185)	238,374
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(1,033,229)	12,046,886
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - beginning of period	30,843,641	6,923,495
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - end of period	29,810,412	18,970,381
Cash paid for:
Interest	22	0
Income taxes	0	597
NON-CASH INVESTING AND FINANCING ACTIVITIES
Payments made by related parties on the Company's behalf	0	267,610
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at beginning of period	30,024,372	6,137,689
Restricted cash at beginning of period	819,269	785,806
Total cash, cash equivalents and restricted cash at beginning of period	29,810,412	18,970,381
Cash and cash equivalents at end of period	29,015,368	18,160,102
Restricted cash at end of period	795,044	810,279
Total cash, cash equivalents and restricted cash at end of period	$ 29,810,412	$ 18,970,381